UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

 Check here if Amendment [_]; Amendment Number:
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated
Address:   11 Martine Avenue, 11th Floor
           White Plains, New York 10606



Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
Title:     President
Phone:     914-683-1002

Signature, Place, and Date of Signing:

/s/ Shelley F. Greenhaus          White Plains, New York        May 15, 2009
------------------------          ----------------------        ------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                           -----------
Form 13F Information Table Entry Total:           13
                                           -----------
Form 13F Information Table Value Total:       31,169
                                           -----------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE





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
                                                 FORM 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8

                                                                                                                VOTING AUTHORITY
                                                 VALUE
                        TITLE                     (x        SHRS OR     SH/     PUT/  INVESTMENT   OTHER
    NAME OF ISSUER      OF CLASS      CUSIP      $1000)     PRN AMT     PRN     CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
    --------------      --------      -----      ------     -------     ---     ----  ----------   --------    ----   ------   ----
ATP OIL & GAS CORP        COM      00208J 10 8      340       66,205    SH               SOLE                  66,205
-----------------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL INC      COM      023178 10 6      131      364,618    SH               SOLE                 364,618
-----------------------------------------------------------------------------------------------------------------------------------
                         NOTE
                         3.750%
AMBASSADORS INTL INC     4/1       023178 AA 4    5,938   23,750,000    PRN              SOLE              23,750,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN DENTAL
PARTNERS INC              COM       25353 10 3      243       36,539    SH               SOLE                  36,539
-----------------------------------------------------------------------------------------------------------------------------------
ENER1 INC               COM NEW    29267A 20 3      648      125,260    SH               SOLE                 125,260
-----------------------------------------------------------------------------------------------------------------------------------
FLEETWOOD
ENTERPRISES INC           COM      339099 10 3      177    4,791,980    SH               SOLE               4,791,980
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP             COM      447011 10 7    1,082      345,825    SH               SOLE                 345,825
-----------------------------------------------------------------------------------------------------------------------------------
PREMIER
EXHIBITIONS INC           COM      74051E 10 2      303      409,238    SH               SOLE                 409,238
-----------------------------------------------------------------------------------------------------------------------------------
REVLON INC               CL A      761525 60 9      523      210,918    SH               SOLE                 210,918
-----------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC    COM NEW    827056 30 0      486    1,185,082    SH               SOLE               1,185,082
-----------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC            COM      880915 10 3    5,219      185,800    SH               SOLE                 185,800
-----------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS
OF AMERICA LLC            COM      894174 10 1      970      529,843    SH               SOLE                 529,843
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                         UNIT
SPDR TR                  SER 1     78462F 10 3   15,109      190,000    SH       PUT     SOLE                 190,000
-----------------------------------------------------------------------------------------------------------------------------------

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